Offsets	Oct. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	New Iceland Arctic Acquisition Corp.
Form or Filing Type	S-1
File Number	333-298784
Initial Filing Date	Sep. 04, 2026
Fee Offset Claimed	$ 24,012.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	All unsold securities registered pursuant to the prior Form S-1
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 255,156,250.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the registration fee due under this registration statement by a portion of the filing fee previously paid in connection with the registrant’s Registration Statement on Form S-1 (File No. 333-298784). The registrant has withdrawn such prior registration statement, and no securities were sold thereunder. The amount of the fee offset claimed does not exceed the portion of the previously paid filing fee associated with the unsold securities or the unsold aggregate offering amount from such prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	New Iceland Arctic Acquisition Corp.
Form or Filing Type	S-1
File Number	333-298784
Filing Date	Sep. 04, 2026
Fee Paid with Fee Offset Source	$ 35,237.09